S000024756 [Member] Annual Fund Operating Expenses - CLEARWATER INTERNATIONAL FUND - CLEARWATER INTERNATIONAL FUND	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.01%	[1]

[1]
Differs from the ratio of expenses, before waivers, to average net assets in the Financial Highlights, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.